Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies

Basis of Accounting

    The accounts of the Plan are maintained on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Notes Receivable from Participants

    Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan document.

Investment Valuation and Income Recognition

    Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    The Financial Accounting Standards Board ("FASB") guidance defines fair value and establishes a framework for measuring fair value and related disclosure requirements. The FASB defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction. The framework requires an entity to maximize the use of observable inputs when measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

    If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

    The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

    Following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds

    These investments are public investment vehicles valued using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market and classified within level 1 of the valuation hierarchy.

Self-directed Brokerage Account

    The self-directed brokerage account consists primarily of common stock, mutual funds, preferred stock, corporate bonds and money market funds. Common stock, preferred stock and corporate bonds are valued at the closing price reported on the investments' respective stock exchange or active market. Mutual funds and money market funds are valued using NAV. All investments are classified within level 1 of the valuation hierarchy.

Common Stock

    Common stock is valued at the closing price reported on the common stock’s respective stock exchange and is classified within level 1 of the valuation hierarchy.

Money Market Funds

    These investments are public investment vehicles valued using NAV. The money market funds are classified within level 1 of the valuation hierarchy.

Collective Investment Trusts

    Collective investment trusts (“CITs”) are valued at fair value when the trust’s NAV is published on a public stock market and classified within Level 2 of the valuation hierarchy. When the NAV is not published, the CIT’s unpublished NAV is used as a practical expedient to estimate fair value and is obtained from information provided by the investment advisor using the audited financial statements of the collective investment trusts at year end. Under the practical expedient, the investment is not classified in the valuation hierarchy.

    The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
    The following table sets forth, by level within the fair value hierarchy, the Plan's investments, at fair value:

	Investments, at Fair Value as of
	December 31, 2025
	Level 1	Level 2	Total
Mutual Funds	$298,713,143	$—	$298,713,143
Self-directed Brokerage Account	16,174,892	—	16,174,892
Common Stock	2,491,300	—	2,491,300
Money Market Funds	7,644,077	—	7,644,077
Collective Investment Trusts	—	36,842,007	36,842,007
Investments measured at fair value	325,023,412	36,842,007	361,865,419
Investments measured at NAV as a practical expedient (a)			18,014,116
Total investments, at fair value			$379,879,535

	Investments, at Fair Value as of
	December 31, 2024
	Level 1	Level 2	Total
Mutual Funds	$303,974,251	$—	$303,974,251
Self-directed Brokerage Account	12,329,390	—	12,329,390
Common Stock	4,886,191	—	4,886,191
Money Market Funds	7,894,825	—	7,894,825
Collective Investment Trusts	—	—	—
Investments measured at fair value	329,084,657	—	329,084,657
Investments measured at NAV as a practical expedient (a)			7,644,146
Total investments, at fair value			$336,728,803

    (a) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

    Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Contributions

    Participant contributions and matching employer contributions are recorded in the period during which the Company makes payroll deductions from the participants’ earnings.

Administrative Expenses

    The Plan’s administrative expenses are paid by either the Plan or the Plan’s Sponsor as defined in the Plan document.

Payment of Benefits

    Benefit payments to participants are recorded upon distribution.

Use of Estimates

    The preparation of the Plan’s financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosures of contingent assets and liabilities. The Company is not aware of any specific events or circumstance that would require disclosure or an update to estimates or judgments or a revision of the carrying value of the Plan's assets or liabilities through June 16, 2026. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates.

Risks and Uncertainties

    The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as inflation, a pandemic or international conflict. Due to the level of risk associated with these investments, it is at least reasonably possible that changes in their values will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.